JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.3%
Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	11	1,423
Hexcel Corp.	27	2,206
National Presto Industries, Inc. (a)	10	859

		4,488

Auto Components — 0.6%
Cooper-Standard Holdings, Inc. * (a)	10	428
Fox Factory Holding Corp. * (a)	20	1,222
LCI Industries	7	636

		2,286

Automobiles — 0.5%
Winnebago Industries, Inc.	46	1,746

Banks — 9.9%
1st Source Corp.	20	915
BancFirst Corp.	30	1,663
Camden National Corp.	52	2,260
City Holding Co. (a)	23	1,754
Community Trust Bancorp, Inc.	48	2,063
First Busey Corp.	78	1,978
First Commonwealth Financial Corp.	127	1,686
First Financial Bancorp	79	1,923
First Financial Bankshares, Inc. (a)	53	1,755
First Merchants Corp.	49	1,829
Great Western Bancorp, Inc.	35	1,155
Heritage Commerce Corp.	131	1,539
Heritage Financial Corp.	52	1,415
Independent Bank Corp. (a)	26	1,955
Independent Bank Corp.	52	1,116
Lakeland Bancorp, Inc.	105	1,620
NBT Bancorp, Inc.	33	1,203
Park National Corp.	15	1,460
S&T Bancorp, Inc.	42	1,548
Sandy Spring Bancorp, Inc.	20	674
Signature Bank	11	1,264
Tompkins Financial Corp. (a)	17	1,348
Trustmark Corp. (a)	48	1,645
Webster Financial Corp.	19	913

		36,681

Biotechnology — 4.7%
ACADIA Pharmaceuticals, Inc. *	32	1,157
Adverum Biotechnologies, Inc. *	37	200
Atara Biotherapeutics, Inc. * (a)	56	796
Avrobio, Inc. *	51	725
Biohaven Pharmaceutical Holding Co. Ltd. *	34	1,403
Bridgebio Pharma, Inc. * (a)	14	310
Coherus Biosciences, Inc. * (a)	76	1,546
FibroGen, Inc. *	46	1,696
G1 Therapeutics, Inc. * (a)	35	793
Global Blood Therapeutics, Inc. * (a)	10	509
Halozyme Therapeutics, Inc. *	124	1,920
Heron Therapeutics, Inc. * (a)	49	910
Homology Medicines, Inc. * (a)	53	961
Intercept Pharmaceuticals, Inc. * (a)	16	1,065
REGENXBIO, Inc. * (a)	28	1,000
Rubius Therapeutics, Inc. * (a)	27	216
Sage Therapeutics, Inc. * (a)	6	819
Twist Bioscience Corp. * (a)	55	1,311

		17,337

Building Products — 3.5%
Advanced Drainage Systems, Inc.	76	2,438
CSW Industrials, Inc.	24	1,651
Simpson Manufacturing Co., Inc.	67	4,625
Trex Co., Inc. *	34	3,051
Universal Forest Products, Inc.	28	1,128

		12,893

Capital Markets — 1.1%
Evercore, Inc., Class A	26	2,092
LPL Financial Holdings, Inc.	22	1,764
PennantPark Investment Corp.	57	359

		4,215

Chemicals — 1.9%
Ferro Corp. *	63	748
Innophos Holdings, Inc. (a)	55	1,780
Innospec, Inc.	22	1,988
Sensient Technologies Corp.	15	1,013
Stepan Co.	14	1,390

		6,919

Commercial Services & Supplies — 2.8%
Brady Corp., Class A	39	2,068
Brink’s Co. (The) (a)	23	1,918
Deluxe Corp.	29	1,442
Kimball International, Inc., Class B	57	1,107
MSA Safety, Inc.	25	2,763
UniFirst Corp.	5	1,039

		10,337

Communications Equipment — 0.9%
Ciena Corp. *	49	1,929
EchoStar Corp., Class A *	40	1,567

		3,496

Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	39	1,714

Distributors — 0.6%
Pool Corp.	11	2,274

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. *	16	2,491

Diversified Telecommunication Services — 0.2%
Cincinnati Bell, Inc. *	159	806

Electric Utilities — 0.4%
Portland General Electric Co.	24	1,353

Electrical Equipment — 1.5%
EnerSys	15	989
Generac Holdings, Inc. *	45	3,492

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
nVent Electric plc (a)	55	1,212

		5,693

Electronic Equipment, Instruments & Components — 2.2%
ePlus, Inc. *	17	1,294
Fabrinet (Thailand) *	23	1,203
Littelfuse, Inc.	18	3,108
SYNNEX Corp.	23	2,556

		8,161

Entertainment — 1.2%
Cinemark Holdings, Inc.	33	1,275
Glu Mobile, Inc. *	124	619
Sciplay Corp., Class A *	50	533
World Wrestling Entertainment, Inc., Class A (a)	27	1,923

		4,350

Equity Real Estate Investment Trusts (REITs) — 7.1%
American Campus Communities, Inc.	39	1,877
American Homes 4 Rent, Class A	78	2,021
Brixmor Property Group, Inc.	100	2,032
CubeSmart	37	1,304
EastGroup Properties, Inc.	13	1,587
Equity Commonwealth	51	1,738
Highwoods Properties, Inc.	35	1,580
JBG SMITH Properties	44	1,729
National Health Investors, Inc.	15	1,222
Rayonier, Inc.	57	1,602
Rexford Industrial Realty, Inc.	47	2,085
RLJ Lodging Trust	100	1,699
Sunstone Hotel Investors, Inc.	112	1,545
Terreno Realty Corp.	55	2,793
Washington (a)	51	1,391

		26,205

Food & Staples Retailing — 1.3%
Grocery Outlet Holding Corp. *	23	786
Performance Food Group Co. *	89	4,077

		4,863

Food Products — 1.1%
Flowers Foods, Inc.	65	1,505
Freshpet, Inc. *	48	2,379

		3,884

Gas Utilities — 1.8%
Chesapeake Utilities Corp.	20	1,888
ONE Gas, Inc.	27	2,634
Southwest Gas Holdings, Inc.	25	2,300

		6,822

Health Care Equipment & Supplies — 2.1%
Insulet Corp. * (a)	15	2,421
iRhythm Technologies, Inc. *	30	2,224
Nevro Corp. * (a)	29	2,475
Shockwave Medical, Inc. * (a)	17	523

		7,643

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. *	43	1,344
Amedisys, Inc. *	21	2,805
Encompass Health Corp.	23	1,470
Ensign Group, Inc. (The)	24	1,115
Providence Service Corp. (The) * (a)	28	1,641

		8,375

Health Care Technology — 1.0%
Evolent Health, Inc., Class A * (a)	91	652
Teladoc Health, Inc. *	47	3,175

		3,827

Hotels, Restaurants & Leisure — 3.2%
Boyd Gaming Corp.	98	2,348
Cheesecake Factory, Inc. (The) (a)	32	1,347
Cracker Barrel Old Country Store, Inc. (a)	8	1,238
Jack in the Box, Inc.	8	729
Planet Fitness, Inc., Class A *	26	1,532
Red Rock Resorts, Inc., Class A	71	1,433
Ruth’s Hospitality Group, Inc.	46	939
Texas Roadhouse, Inc.	39	2,073

		11,639

Household Durables — 0.7%
Helen of Troy Ltd. *	8	1,321
TRI Pointe Group, Inc. *	83	1,242

		2,563

Insurance — 2.3%
Argo Group International Holdings Ltd.	7	474
eHealth, Inc. *	15	1,014
James River Group Holdings Ltd.	16	802
Old Republic International Corp.	71	1,676
Safety Insurance Group, Inc.	14	1,445
Selective Insurance Group, Inc.	25	1,880
Third Point Reinsurance Ltd. (Bermuda) *	116	1,162

		8,453

Interactive Media & Services — 0.2%
Cars.com, Inc. *	71	638

Internet & Direct Marketing Retail — 0.3%
Farfetch Ltd., Class A (United Kingdom) *	78	678
RealReal, Inc. (The) * (a)	17	381

		1,059

IT Services — 2.8%
CSG Systems International, Inc.	28	1,447
ManTech International Corp., Class A	39	2,792
MAXIMUS, Inc.	18	1,391
MongoDB, Inc. * (a)	9	1,042
Science Applications International Corp.	21	1,840
Wix.com Ltd. (Israel) *	17	1,985

		10,497

Leisure Products — 0.3%
Callaway Golf Co. (a)	53	1,019

Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A * (a)	5	269
Adaptive Biotechnologies Corp. *	11	351

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Personalis, Inc. *	32	473

		1,093

Machinery — 6.1%
Alamo Group, Inc. (a)	18	2,091
Blue Bird Corp. *	85	1,619
Chart Industries, Inc. *	21	1,314
Crane Co.	11	915
Graco, Inc.	32	1,475
Hillenbrand, Inc.	56	1,729
ITT, Inc.	68	4,164
John Bean Technologies Corp.	28	2,747
Kadant, Inc.	17	1,536
Lincoln Electric Holdings, Inc.	19	1,648
Mueller Industries, Inc.	49	1,403
Oshkosh Corp.	10	793
Watts Water Technologies, Inc., Class A	14	1,276

		22,710

Marine — 0.3%
Kirby Corp. *	12	968

Media — 2.2%
Cable One, Inc.	1	1,067
Emerald Expositions Events, Inc.	100	973
Hemisphere Media Group, Inc. *	95	1,161
John Wiley & Sons, Inc., Class A	15	659
Liberty Latin America Ltd., Class C (Chile) * (a)	115	1,966
New York Times Co. (The), Class A (a)	74	2,118

		7,944

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	24	1,423

Multi-Utilities — 0.5%
Unitil Corp.	31	1,954

Oil, Gas & Consumable Fuels — 1.7%
Callon Petroleum Co. * (a)	141	613
Centennial Resource Development, Inc., Class A * (a)	71	322
CNX Resources Corp. *	95	691
Delek US Holdings, Inc.	35	1,278
Matador Resources Co. *	46	756
PDC Energy, Inc. *	30	832
SemGroup Corp., Class A (a)	63	1,036
SRC Energy, Inc. *	200	932

		6,460

Personal Products — 0.4%
Inter Parfums, Inc.	19	1,336

Pharmaceuticals — 1.9%
Horizon Therapeutics plc *	99	2,690
Optinose, Inc. *	68	475
Prestige Consumer Healthcare, Inc. *	19	662
Revance Therapeutics, Inc. * (a)	66	853
TherapeuticsMD, Inc. *	287	1,043
Tricida, Inc. * (a)	44	1,372

		7,095

Professional Services — 0.5%
FTI Consulting, Inc. *	7	718
Insperity, Inc.	10	1,033

		1,751

Road & Rail — 1.2%
Marten Transport Ltd.	58	1,198
Saia, Inc. * (a)	33	3,126

		4,324

Semiconductors & Semiconductor Equipment — 3.7%
Cabot Microelectronics Corp. (a)	7	988
Entegris, Inc.	52	2,471
Inphi Corp. *	35	2,136
MKS Instruments, Inc.	26	2,383
Monolithic Power Systems, Inc.	17	2,625
Semtech Corp. *	46	2,241
Versum Materials, Inc.	15	820

		13,664

Software — 6.8%
Anaplan, Inc. *	41	1,920
Coupa Software, Inc. *	10	1,231
CyberArk Software Ltd. *	17	1,720
Dynatrace, Inc. * (a)	31	579
Elastic NV *	18	1,446
Envestnet, Inc. *	45	2,568
HubSpot, Inc. *	7	1,116
LogMeIn, Inc.	20	1,419
Medallia, Inc. * (a)	20	546
New Relic, Inc. *	9	525
Nuance Communications, Inc. *	80	1,305
Pagerduty, Inc. * (a)	21	591
Progress Software Corp.	33	1,256
Proofpoint, Inc. *	19	2,496
RingCentral, Inc., Class A *	7	857
SailPoint Technologies Holding, Inc. * (a)	62	1,161
Smartsheet, Inc., Class A * (a)	35	1,254
Trade Desk, Inc. (The), Class A *	3	553
Zendesk, Inc. *	16	1,195
Zscaler, Inc. * (a)	29	1,368

		25,106

Specialty Retail — 2.3%
American Eagle Outfitters, Inc.	51	834
Hudson Ltd., Class A *	130	1,593
Lithia Motors, Inc., Class A (a)	17	2,316
National Vision Holdings, Inc. *	103	2,469
Williams-Sonoma, Inc. (a)	17	1,154

		8,366

Textiles, Apparel & Luxury Goods — 1.5%
Carter’s, Inc.	17	1,550
Columbia Sportswear Co. (a)	12	1,166
Movado Group, Inc.	36	895
Wolverine World Wide, Inc. (a)	75	2,109

		5,720

Thrifts & Mortgage Finance — 2.1%
First Defiance Financial Corp.	80	2,317

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
TrustCo Bank Corp.	241	1,962
Washington Federal, Inc. (a)	40	1,493
WSFS Financial Corp.	49	2,171

		7,943

Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc.	47	2,663
H&E Equipment Services, Inc.	43	1,227
Rush Enterprises, Inc., Class A	53	2,055
SiteOne Landscape Supply, Inc. * (a)	28	2,088

		8,033

Water Utilities — 1.3%
American States Water Co.	28	2,549
Middlesex Water Co.	37	2,398

		4,947

TOTAL COMMON STOCKS (Cost $312,356)		355,564

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (Canada) * ‡ (Cost $—)	51	–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (d) (e) (Cost $10,470)	10,467	10,470

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.8%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (d) (e)	22,003	22,003
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (d) (e)	6,975	6,975

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $28,980)		28,978

Total Investments — 106.9% (Cost $351,806)		395,012
Liabilities in Excess of Other Assets — (6.9)%		(25,644)

Net Assets — 100.0%		369,368

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $28,152,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$395,012	$—	$—	(b)	$395,012

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$12,791	$33,201	$35,521	$—	(c)	$(1)	$10,470	10,467	$54	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	26,008	13,000	17,000	—	(c)	(5)	22,003	22,003	140	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	10,612	42,925	46,562	—		—	6,975	6,975	51	—

Total	$49,411	$89,126	$99,083	$—	(c)	$(6)	$39,448		$245	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than one thousand.